Consolidated Income Statement - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Statement
Revenue	£ 9,590	£ 9,434	£ 9,161
Cost of sales	(3,233)	(3,300)	(3,216)
Gross profit	6,357	6,134	5,945
Selling and distribution costs	(1,511)	(1,470)	(1,459)
Administration and other expenses	(1,863)	(1,846)	(1,850)
Share of results of joint ventures and associates	44	43	46
Operating profit	3,027	2,861	2,682
Finance income	12	6	8
Finance costs	(298)	(304)	(323)
Net finance costs	(286)	(298)	(315)
Disposals and other non-operating items	9	(6)	(72)
Profit before tax	2,750	2,557	2,295
Current tax	(726)	(607)	(575)
Deferred tax	54	(6)	68
Tax charge	(672)	(613)	(507)
Net profit for the year	2,078	1,944	1,788
Attributable to:
Shareholders	2,065	1,934	1,781
Non-controlling interests	13	10	7
Net profit for the year	£ 2,078	£ 1,944	£ 1,788
Basic earnings per share
Basic earnings per share	£ 1.126	£ 1.036	£ 0.941
Diluted earnings per share
Diluted earnings per share	£ 1.120	£ 1.031	£ 0.936